SEGMENT INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION:
Summary of financial information for each of the reportable segments

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net Sales:
Lithium	$456.5	$397.1	$357.3
Surface Treatment	743.2	662.0	564.0
Performance Additives	784.4	726.7	671.5
Titanium Dioxide Pigments	930.4	759.2	666.3
Advanced Ceramics	585.1	515.6	412.2
Corporate and other	169.7	131.0	97.8
Total	$3,669.3	$3,191.6	$2,769.1

Schedule of identifiable assets

	YearendedDecember31,
($inmillions)	2011	2010	2009
Adjusted EBITDA from continuing operations:
Lithium	$170.2	$144.4	$141.2
Surface Treatment	151.0	124.1	85.7
Performance Additives	144.0	123.8	95.1
Titanium Dioxide Pigments	257.6	129.5	97.3
Advanced Ceramics	183.7	153.2	107.7
Corporate and other	(43.7)	(40.6)	(17.1)
Total	$862.8	$634.4	$509.9

	YearendedDecember31,
($inmillions)	2011	2010	2009
Capital Expenditures:
Lithium	$76.2	$29.7	$24.1
Surface Treatment	23.6	15.0	21.0
Performance Additives	44.9	27.8	26.2
Titanium Dioxide Pigments	75.3	60.4	40.6
Advanced Ceramics	46.1	40.7	32.8
Corporate and other	13.6	6.7	6.8
Total (a)	$279.7	$180.3	$151.5

(a) Net of government grants of $16.0 million and $3.2 million received for the years ended December31, 2011 and 2010, respectively.

	IdentifiableAssetsasofDecember31,
($inmillions)	2011	2010	2009
Lithium	$1,189.5	$1,091.6	$1,051.6
Surface Treatment	947.5	926.6	962.7
Performance Additives	745.7	759.4	773.1
Titanium Dioxide Pigments	929.6	897.4	945.4
Advanced Ceramics	810.9	828.8	867.8
Corporate and other (a)	409.6	452.7	339.7
Eliminations (b)	(445.2)	(386.3)	(298.9)
Total (c)	$4,587.6	$4,570.2	$4,641.4

(a) Corporate and other identifiable assets primarily represent deferred financing costs that have been capitalized in connection with corporate external debt financing, deferred income tax assets and cash balances maintained in accordance with centralized cash management techniques.

(b) Amounts contained in the "Eliminations" column represent the individual subsidiaries' retained interest in their cumulative net cash balance (deposits less withdrawals) included in the corporate centralized cash system and within the identifiable assets of the respective segment. These amounts are eliminated as the corporate centralized cash system is included in the Corporate and other segment's identifiable assets.

(c) This amount does not include $154.1 million and $146.4 million of identifiable assets as of December31, 2010 and 2009, respectively, from the plastic compounding business sold in January2011.

Summary of geographic information with net sales based on seller's location

	YearendedDecember31,
($inmillions)	2011	2010	2009
Net sales:
Germany	$1,900.9	$1,604.2	$1,176.0
United States	731.2	673.0	609.6
Rest of Europe	646.1	571.5	693.8
Rest of World	391.1	342.9	289.7
	$3,669.3	$3,191.6	$2,769.1

Schedule of Company's long-lived assets located in the regions indicated

	AsofDecember31,
($inmillions)	2011	2010	2009
Long-lived assets:
Germany	$750.0	$747.9	$782.2
Rest of Europe	383.5	368.7	395.1
United States	259.7	230.4	244.2
Rest of World	225.3	219.9	214.1
	$1,618.5	$1,566.9	$1,635.6

Schedule of calculation of EBITDA

				Titanium
		Surface	Performance	Dioxide	Advanced	Corporate
($inmillions)	Lithium	Treatment	Additives	Pigments	Ceramics	andother	Consolidated
Year ended December31, 2011
Income (loss) from continuing operations before taxes	$118.0	$80.3	$69.7	$163.7	$102.2	$(77.8)	$456.1
Interest expense, net (a)	7.4	20.6	9.1	12.7	21.6	24.7	96.1
Depreciation and amortization	41.4	33.1	58.4	71.9	53.7	8.7	267.2
Restructuring and other severance costs(b)	3.2	8.0	2.3	-	0.7	0.3	14.5
Systems/organization establishment expenses(c)	-	0.8	0.7	5.0	-	-	6.5
Acquisition and disposal costs	-	0.1	-	-	0.1	0.2	0.4
Loss on early extinguishment/modification of debt(d)	2.9	4.8	1.7	-	4.0	3.2	16.6
Asset write-downs and other	0.1	0.1	0.8	-	0.6	-	1.6
Foreign exchange loss (gain) on financing activities, net	(2.8)	3.0	1.1	-	0.8	(3.4)	(1.3)
Other (e)	-	0.2	0.2	4.3	-	0.4	5.1
Total Adjusted EBITDA	$170.2	$151.0	$144.0	$257.6	$183.7	$(43.7)	$862.8
Year ended December31, 2010
Income (loss) from continuing operations before taxes	$85.5	$55.5	$34.0	$44.5	$72.4	$(87.4)	$204.5
Interest expense, net (a)	20.7	30.3	25.8	15.0	29.1	30.2	151.1
Depreciation and amortization	37.1	33.6	56.8	69.6	49.6	9.2	255.9
Restructuring and other severance costs(b)	-	2.0	1.5	-	1.1	0.4	5.0
Systems/organization establishment expenses(f)	-	1.0	0.3	0.5	0.2	0.1	2.1
Acquisition and disposal costs	-	0.1	0.2	-	-	1.0	1.3
Loss on early extinguishment/modification of debt(g)	0.2	0.4	0.3	-	0.4	0.3	1.6
Asset write-downs and other (h)	0.3	1.5	4.1	0.1	0.8	4.7	11.5
Foreign exchange loss (gain) on financing activities, net	0.6	(0.2)	0.1	-	(0.4)	0.9	1.0
Other (i)	-	(0.1)	0.7	(0.2)	-	(0.0)	0.4
Total Adjusted EBITDA	$144.4	$124.1	$123.8	$129.5	$153.2	$(40.6)	$634.4
Year ended December31, 2009
Income (loss) from continuing operations before taxes	$70.7	$8.3	$(15.0)	$(8.3)	$5.3	$(50.8)	$10.2
Interest expense, net (a)	27.2	34.0	31.8	24.6	36.1	24.4	178.1
Depreciation and amortization	35.2	35.3	62.7	77.7	52.0	11.3	274.2
Restructuring and other severance costs(b)	0.5	5.2	6.1	0.1	7.0	1.4	20.3
Systems/organization establishment expenses(f)	-	0.7	2.1	3.1	0.3	0.1	6.3
Acquisition and disposal costs	-	0.1	2.7	0.1	-	0.1	3.0
Loss on early extinguishment/modification of debt(j)	5.8	5.2	2.4	-	7.2	6.0	26.6
Asset write-downs and other	(0.1)	0.4	0.2	-	0.3	1.8	2.6
Foreign exchange (gain) loss on financing activities, net	1.7	(5.9)	0.1	-	(0.6)	(11.3)	(16.0)
Other (k)	0.2	2.4	2.0	-	0.1	(0.1)	4.6
Total Adjusted EBITDA	$141.2	$85.7	$95.1	$97.3	$107.7	$(17.1)	$509.9

(a) Includes gains of $0.5 million, $13.4 million and $3.9 million for the years ended December31, 2011, 2010 and 2009, respectively, representing the movement in the mark-to-market valuation of the Company's interest rate and cross-currency swaps.

(b) See Item 8. Financial Statements and Supplementary Data - Note 17, "Restructuring And Other Severance Costs," for further details.

(c) Primarily relates to settlement costs associated with the termination of a supply agreement related to the formation of the Company's titanium dioxide pigments venture.

(d) Represents fees of $13.5 million and the write-off of deferred financing costs of $3.1 million in connection with the refinancing of the senior secured credit facility and the repayment of the senior secured term loans in February2011.

(e) Primarily relates to professional fees incurred in connection with exploring strategic options.

(f) Primarily relates to costs incurred in conjunction with the integration of businesses acquired.

(g) Represents the write-off of deferred financing costs associated with the voluntary prepayment of $200.2 million of senior secured term loans in July2010.

(h) Primarily relates to the write-down of a receivable of $4.7 million related to a pension indemnification in conjunction with the acquisition of the Dynamit Nobel businesses in 2004, fixed asset write-downs of $2.1 million in the Performance Additives segment and the write-off of an acquisition-related receivable of $1.6 million in our Surface Treatment segment.

(i) The Company recorded income of $0.7 million primarily related to a gain recorded on the sale of an investment previously accounted for under the equity method in the Surface Treatment segment and the reversal of a reserve covering legacy obligations assumed in connection with the acquisition of the Dynamit Nobel businesses in 2004.

(j) Represents the write-off of deferred financing costs of $20.9 million and lender fees related to the early extinguishment of debt of $12.0 million, partially offset by a discount of $6.3 million related to the repurchase of $153.2 million in aggregate principal amount of the 2014 Notes.

(k) Primarily relates to an increase in reserves covering legacy obligations assumed in connection with the KKR Acquisition in 2000 and the acquisition of the Dynamit Nobel businesses in 2004.